SEGMENT INFORMATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Segment Reporting Information [Line Items]
Cost of revenues	¥ (256,395)	$ (39,407)	¥ (238,742)	¥ (245,945)
GROSS PROFIT	187,529	28,823	173,274	149,770
OPERATING EXPENSES
Selling and marketing	36,710	5,642	41,818	55,511
General and administrative	142,252	21,864	145,513	280,634
Research and development	6,262	962	7,572	7,308
Total operating expenses	(185,224)	(28,468)	(217,305)	(505,804)
Operating Income (Loss)	2,305	355	(44,031)	(356,034)
OTHER INCOME (EXPENSE)
Foreign exchange losses, net	(522)	(80)	84	(183)
Other income (expense), net	1,652	254	2,570	486
Gain on disposal	38,145	5,863	0	0
Total other (expenses) income	53,234	$ 8,183	12,924	(39,371)
TOTAL ASSETS	977,420		953,023		$ 150,226
Consolidation, Eliminations [Member]
Segment Reporting Information [Line Items]
Net Revenues	443,924		412,016	395,715
Cost of revenues	(256,395)		(238,742)	(245,945)
GROSS PROFIT	187,529		173,274	149,770
OPERATING EXPENSES
Selling and marketing	(32,232)		(37,391)	(47,630)
General and administrative	(91,570)		(98,157)	(104,725)
Research and development	(648)		(2,369)	(2,094)
Impairment loss			(22,402)	(10,332)
Unallocated Corporate Expenses	(60,774)		(56,986)	(341,023)
Total operating expenses	(185,224)		(217,305)	(505,804)
Operating Income (Loss)	2,305		(44,031)	(356,034)
OTHER INCOME (EXPENSE)
Interest income	1,227		398	(2,385)
Foreign exchange losses, net	47		12	34
Other income (expense), net	7,079		(4,033)	(7,538)
Loss (income) on reconsolidation of previously deconsolidated entities				(17,469)
Gain on sale of investment available for sale	7,552		2,602	1,971
Unallocated corporate other expenses				(13,984)
Unallocated Corporate Other Income	32,789		13,945
Gain on disposal	4,540
Total other (expenses) income	53,234		12,924	(39,371)
(LOSS) INCOME BEFORE INCOME TAX, NON-CONTROLLING INTERESTS AND DISCONTINUED OPERATIONS	55,539		(31,107)	(395,405)
Segment assets	669,429		668,762
Unallocated corporate assets	307,991		284,261
TOTAL ASSETS	977,420		953,023
Other Subsegments [Member]
Segment Reporting Information [Line Items]
Net Revenues	11,170
Cost of revenues	(6,995)
GROSS PROFIT	4,175
OPERATING EXPENSES
Selling and marketing	0
General and administrative	(12)
Research and development	0
Unallocated Corporate Expenses	0
Total operating expenses	(12)
Operating Income (Loss)	4,163
OTHER INCOME (EXPENSE)
Interest income	0
Foreign exchange losses, net	0
Other income (expense), net	0
Gain on sale of investment available for sale	0
Unallocated Corporate Other Income	0
Gain on disposal	0
Total other (expenses) income	0
(LOSS) INCOME BEFORE INCOME TAX, NON-CONTROLLING INTERESTS AND DISCONTINUED OPERATIONS	4,163
Segment assets	8,085
Unallocated corporate assets	0
TOTAL ASSETS	8,085
Better Schools [Member]
Segment Reporting Information [Line Items]
Net Revenues	287,804		270,577	241,635
Cost of revenues	(178,935)		(171,298)	(157,867)
GROSS PROFIT	108,869		99,279	83,768
OPERATING EXPENSES
Selling and marketing	(5,576)		(6,581)	(8,654)
General and administrative	(57,092)		(64,134)	(56,388)
Research and development	(241)		(1,445)	(1,773)
Impairment loss			(21,779)	(2,702)
Unallocated Corporate Expenses	0		0	0
Total operating expenses	(62,909)		(93,939)	(69,517)
Operating Income (Loss)	45,960		5,340	14,251
OTHER INCOME (EXPENSE)
Interest income	1,056		212	(285)
Foreign exchange losses, net	0		0	10
Other income (expense), net	11,427		(2,319)	(8,203)
Loss (income) on reconsolidation of previously deconsolidated entities				(23,908)
Gain on sale of investment available for sale	5,594		2,464	1,971
Unallocated corporate other expenses				0
Unallocated Corporate Other Income	0		0
Gain on disposal	4,540
Total other (expenses) income	22,617		357	(30,415)
(LOSS) INCOME BEFORE INCOME TAX, NON-CONTROLLING INTERESTS AND DISCONTINUED OPERATIONS	68,577		5,697	(16,164)
Segment assets	488,654		481,400
Unallocated corporate assets	0		0
TOTAL ASSETS	488,654		481,400
Better Schools [Member] | Tutoring [Member]
Segment Reporting Information [Line Items]
Net Revenues	55,371		47,985	54,888
Cost of revenues	(26,426)		(33,465)	(41,048)
GROSS PROFIT	28,945		14,520	13,840
OPERATING EXPENSES
Selling and marketing	(4,220)		(5,516)	(7,690)
General and administrative	(16,411)		(21,929)	(18,601)
Research and development	(241)		(1,445)	(1,773)
Impairment loss			(21,779)	(2,702)
Unallocated Corporate Expenses	0		0	0
Total operating expenses	(20,872)		(50,669)	(30,766)
Operating Income (Loss)	8,073		(36,149)	(16,926)
OTHER INCOME (EXPENSE)
Interest income	252		106	(307)
Foreign exchange losses, net	0		0	10
Other income (expense), net	10,402		(2,514)	(7,966)
Loss (income) on reconsolidation of previously deconsolidated entities				(23,908)
Gain on sale of investment available for sale	0		0	0
Unallocated corporate other expenses				0
Unallocated Corporate Other Income	0		0
Gain on disposal	4,540
Total other (expenses) income	15,194		(2,408)	(32,171)
(LOSS) INCOME BEFORE INCOME TAX, NON-CONTROLLING INTERESTS AND DISCONTINUED OPERATIONS	23,267		(38,557)	(49,097)
Segment assets	118,403		118,083
Unallocated corporate assets	0		0
TOTAL ASSETS	118,403		118,083
Better Schools [Member] | K12 Schools [Member]
Segment Reporting Information [Line Items]
Net Revenues	232,433		222,592	186,747
Cost of revenues	(152,509)		(137,833)	(116,819)
GROSS PROFIT	79,924		84,759	69,928
OPERATING EXPENSES
Selling and marketing	(1,356)		(1,065)	(964)
General and administrative	(40,681)		(42,205)	(37,787)
Research and development	0		0	0
Impairment loss			0	0
Unallocated Corporate Expenses	0		0	0
Total operating expenses	(42,037)		(43,270)	(38,751)
Operating Income (Loss)	37,887		41,489	31,177
OTHER INCOME (EXPENSE)
Interest income	804		106	22
Foreign exchange losses, net	0		0	0
Other income (expense), net	1,025		195	(237)
Loss (income) on reconsolidation of previously deconsolidated entities				0
Gain on sale of investment available for sale	5,594		2,464	1,971
Unallocated corporate other expenses				0
Unallocated Corporate Other Income	0		0
Gain on disposal	0
Total other (expenses) income	7,423		2,765	1,756
(LOSS) INCOME BEFORE INCOME TAX, NON-CONTROLLING INTERESTS AND DISCONTINUED OPERATIONS	45,310		44,254	32,933
Segment assets	370,251		363,317
Unallocated corporate assets	0		0
TOTAL ASSETS	370,251		363,317
Better Job [Member] | Career Enhancement [Member]
Segment Reporting Information [Line Items]
Net Revenues	144,950		141,439	154,080
Cost of revenues	(70,465)		(67,444)	(88,078)
GROSS PROFIT	74,485		73,995	66,002
OPERATING EXPENSES
Selling and marketing	(26,656)		(30,810)	(38,976)
General and administrative	(34,466)		(34,023)	(48,337)
Research and development	(407)		(924)	(321)
Impairment loss			(623)	(7,630)
Unallocated Corporate Expenses	0		0	0
Total operating expenses	(61,529)		(66,380)	(95,264)
Operating Income (Loss)	12,956		7,615	(29,262)
OTHER INCOME (EXPENSE)
Interest income	171		186	(2,100)
Foreign exchange losses, net	47		12	24
Other income (expense), net	(4,348)		(1,714)	665
Loss (income) on reconsolidation of previously deconsolidated entities				6,439
Gain on sale of investment available for sale	1,958		138	0
Unallocated corporate other expenses				0
Unallocated Corporate Other Income	0		0
Gain on disposal	0
Total other (expenses) income	(2,172)		(1,378)	5,028
(LOSS) INCOME BEFORE INCOME TAX, NON-CONTROLLING INTERESTS AND DISCONTINUED OPERATIONS	10,784		6,237	¥ (24,234)
Segment assets	172,690		187,362
Unallocated corporate assets	0		0
TOTAL ASSETS	¥ 172,690		¥ 187,362